Other provisions - Schedule of Other Provisions (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 1,933
Exchange and other adjustments	68
Provisions applied	(378)
Charge for the period	150
Provisions at end of the period	1,773
Provision for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	194
Exchange and other adjustments	(1)
Provisions applied	0
Charge for the period	32
Provisions at end of the period	225
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,054
Exchange and other adjustments	0
Provisions applied	(225)
Charge for the period	58
Provisions at end of the period	887
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	685
Exchange and other adjustments	69
Provisions applied	(153)
Charge for the period	60
Provisions at end of the period	£ 661